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DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2021
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Shares Security Description Value
Common Stock - 99.5%
Communication Services - 4.6%
1,644 Cable One, Inc. $ 2,980,786
29,460 Cogent Communications Holdings,
Inc. 2,086,946
5,067,732
Consumer Discretionary - 5.0%
20,384 Bright Horizons Family Solutions,
Inc.
(a)
2,841,937
22,050 Floor & Decor Holdings, Inc.,
Class A
(a)
2,663,420
5,505,357
Consumer Staples - 1.6%
7,327 Calavo Growers, Inc. 280,184
6,391 WD-40 Co. 1,479,389
1,759,573
Financials - 4.8%
35,794 Hamilton Lane, Inc., Class A 3,036,047
6,583 Kinsale Capital Group, Inc. 1,064,471
15,244 Trupanion, Inc.
(a)
1,184,002
5,284,520
Health Care - 23.4%
114,886 Abcam PLC, ADR
(a)
2,328,739
4,235 Atrion Corp. 2,953,913
5,998 Bio-Techne Corp. 2,906,451
15,146 Castle Biosciences, Inc.
(a)
1,007,209
9,272 CryoPort, Inc.
(a)
616,681
37,221 HealthEquity, Inc.
(a)
2,410,432
29,941 LeMaitre Vascular, Inc. 1,589,568
15,612 Medpace Holdings, Inc.
(a)
2,955,039
9,086 Mesa Laboratories, Inc. 2,747,243
44,208 OrthoPediatrics Corp.
(a)
2,896,066
9,675 Progyny, Inc.
(a)
541,800
9,453 Repligen Corp.
(a)
2,731,822
25,684,963
Industrials - 23.4%
86,285 Douglas Dynamics, Inc. 3,132,145
27,283 Exponent, Inc. 3,087,071
29,770 HEICO Corp., Class A 3,525,661
55,196 IAA, Inc.
(a)
3,012,046
17,396 John Bean Technologies Corp. 2,445,008
21,672 Simpson Manufacturing Co., Inc. 2,318,254
18,533 SiteOne Landscape Supply, Inc.
(a)
3,696,778
21,196 Trex Co., Inc.
(a)
2,160,508
74,655 WillScot Mobile Mini Holdings
Corp.
(a)
2,368,057
25,745,528
Shares Security Description Value
Information Technology - 36.7%
31,171 Alarm.com Holdings, Inc.
(a)
$ 2,437,260
14,810 Aspen Technology, Inc.
(a)
1,818,668
26,714 Black Knight, Inc.
(a)
1,923,408
26,915 BlackLine, Inc.
(a)
3,177,585
32,480 Brooks Automation, Inc. 3,324,328
3,030 Coupa Software, Inc.
(a)
664,115
9,158 Endava PLC, ADR
(a)
1,244,114
19,836 Envestnet, Inc.
(a)
1,591,641
64,551 EVERTEC, Inc. 2,951,272
109,208 Evo Payments, Inc., Class A
(a)
2,586,045
23,859 Guidewire Software, Inc.
(a)
2,836,119
98,918 Momentive Global, Inc.
(a)
1,938,793
20,012 Novanta, Inc.
(a)
3,091,854
23,482 Procore Technologies, Inc.
(a)
2,097,882
44,787 PROS Holdings, Inc.
(a)
1,589,043
7,327 Sprout Social, Inc., Class A
(a)
893,528
20,224 The Descartes Systems Group,
Inc.
(a)
1,643,402
21,636 WNS Holdings, Ltd., ADR
(a)
1,769,825
19,443 Workiva, Inc.
(a)
2,740,685
40,319,567
Total Common Stock (Cost $90,387,088) 109,367,240
Money Market Fund - 0.6%
682,247 First American Treasury
Obligations Fund,
Class X, 0.01%
(b)
(Cost $682,247) 682,247
Investments, at value - 100.1% (Cost
$91,069,335) $ 110,049,487
Other Assets & Liabilities, Net - (0.1)% (98,104)
Net Assets - 100.0% $ 109,951,383
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September
30, 2021.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2021
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and the Level 2 value is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 109,367,240
Level 2 - Other Significant Observable Inputs 682,247
Level 3 - Significant Unobservable Inputs –
Total $ 110,049,487